Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Amount of Payment Obligations on Debt	This debt matures in 2015 with the aggregate amount of payment obligations after December 31, 2012 as follows:
Year	A$000s

2013	310
2014	332
2015	1,867

Total	$2,509